Earnings Per Share - Summary of Basic Earnings Per Share (Detail) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Basic earnings per share [abstract]
Net income attributable to shareholders	$ 743.4	$ 863.9
Weighted average number of shares	77,166,505	79,382,008
Earnings per share - basic	$ 9.63	$ 10.88